Table of Contents

USAA Family of Funds                                       1
Message from the President                                 2
Investment Review                                          4
Message from the Managers                                  5
Shareholder Voting Results                                 8
Financial Information:
     Statement of Assets and Liabilities                  10
     Portfolio of Investments in Securities               11
     Notes to Portfolio of Investments in Securities      25
     Statement of Operations                              26
     Statements of Changes in Net Assets                  27
     Notes to Financial Statements                        28

Important Information:

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are now "streamlined." One copy of each report will be sent to each address, instead of our previous practice of sending one report to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

          USAA Investment Management Company
          Attn: Report Mail
          9800 Fredericksburg Road
          San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Aggressive Growth Fund, managed by USAA Investment Management Company
(IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark
Office. (copyright)1996, USAA. All rights reserved.


USAA Family of Funds Performance Summary

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 32 funds by investment objective as of December 31, 1995. For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call
1-800-531-8181 for a prospectus. Read it carefully before you invest.

                                                 Average Annual Total Return*
                                                                                                 Yield
               Investment          Inception                                Since          7-Day     30-Day(1)
               Objective             Date        1 yr    5 yrs    10 yrs   Inception       Simple      SEC

Capital Appreciation
Aggressive Growth                   10/19/81    50.42    20.44    12.02        -              -         -
Emerging Markets(2)                  11/7/94     3.65      -         -      (4.26)            -         -
Gold(2)                              8/15/84     4.04     5.60     5.46        -              -         -
Growth                                4/5/71    32.06    15.56    12.47        -              -         -
Growth & Income                       6/1/93    31.57      -         -      13.74             -         -
International(2)                     7/11/88     8.29    11.98       -       9.51             -         -
World Growth(2)                      10/1/92    12.85      -         -      12.06             -         -

Asset Allocation
Balanced Strategy                     9/1/95      -        -         -       3.24             -         -
Cornerstone Strategy(2)#             8/15/84    18.40    12.37    12.68        -              -         -
Growth and Tax Strategy(3)**#        1/11/89    22.70    10.33       -       9.81             -       3.61
Growth Strategy(2)                    9/1/95      -        -         -       6.50             -         -
Income Strategy                       9/1/95      -        -         -       9.94             -       4.47

Income - Taxable
GNMA                                  2/1/91    16.76      -         -       8.64             -       6.64
Income                                3/4/74    24.47    10.91    10.43        -              -       6.25
Income Stock                          5/4/87    28.62    14.35       -      12.12             -         -
Short-Term Bond                       6/1/93    11.18      -         -       5.33             -       6.43

Income - Tax Exempt
Long-Term(3)**                       3/19/82    18.58     8.44     8.62        -              -       5.40
Intermediate-Term(3)**               3/19/82    15.07     8.22     7.95        -              -       4.93
Short-Term(3)**                      3/19/82     8.11     5.59     5.87        -              -       4.36
California Bond(3)**                  8/1/89    21.85     8.39       -       8.01             -       5.23
Florida Tax-Free Income(3)**         10/1/93    18.90      -         -       3.39             -       5.35
New York Bond(3)**                  10/15/90    18.07     8.60       -       9.25             -       5.31
Texas Tax-Free Income(3)**            8/1/94    22.22      -         -      12.43             -       5.18
Virginia Bond(3)**                  10/15/90    17.08     8.42       -       8.79             -       5.22

Money Market
Money Market(4)                       2/2/81     5.80     4.54     5.97        -            5.48        -
Tax Exempt Money Market(3),(4)**      2/6/84     3.70     3.32     4.36        -            4.33        -
Treasury Money Market Trust(4)        2/1/91     5.59      -         -       4.17           5.26        -
California Money Market(3),(4)**      8/1/89     3.64     3.15       -       3.70           4.14        -
Florida Tax-Free Money
                   Market(3),(4)**   10/1/93     3.57      -         -       2.90           4.28        -
New York Money Market(3),(4)**      10/15/90     3.59     2.98       -       3.04           4.27        -
Texas Tax-Free Money Market(3),(4)**  8/1/94     3.56      -         -       3.36           4.08        -
Virginia Money Market(3),(4)**      10/15/90     3.52     3.13       -       3.21           4.07        -

(1) Calculated as prescribed by the Securities and Exchange Commission.

(2) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

 * Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represents past performance and is not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

** IRAs are not available for tax-exempt funds. The Growth and Tax
   Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt. California, New York, Virginia, Florida, and Texas funds available to residents only.

# Formerly known as Cornerstone Fund and Balanced Portfolio Fund, respectively.


Message from the President

[A photo of Michael J.C. Roth, President appears here]

We regularly get letters and phone calls from our customers commenting on the things we do and the services we provide. We value all of these communications, whatever their tone. They let us know what we have done wrong and what we have done right.

There have been two events in the past couple of years that generated lots of letters. When I say "lots," I really mean dozens, which is small in relation to our base of over 450,000 shareholders. But, those dozens are meaningful to us as a signal that a chord has been struck, and we pay attention. The first event was the changes we made to our statements, consolidating information on multiple fund accounts into a single mailing. Some of you were uncomfortable with the fact that each fund's activity was no longer on an individual piece of paper in the statement. We hope that by now all of you have noted that the annual statement we sent you in January for the previous year does have separate pages that record all of the transactions for each fund owned. These records can easily be filed by fund.

This time last year when we held some meetings with shareholders in ten cities around the country, we addressed the statement ourselves just to get your feedback. At every meeting there was invariably one person who stood up and said, "I like the new statement." However, there will be some format changes to our statements beginning in April, which I hope all of you will enjoy.

The second event occurred recently. In rushing to meet a deadline, we managed to send out a piece that incorrectly described dollar-cost averaging. In a way, it was good to know how many of you read our pieces carefully because we sure did hear from several of you. It was terribly embarrassing for us, but not altogether bad because we learned from it.

These events are part of a relationship with you that we enjoy. We enjoy it, in large part, because you do not write or call only when something is amiss. You also let us know when we have done well and helped you.
For many years, we have preserved your letters which compliment one of our people, and present that letter to the person you have noted. We call this a "Laurel," and it has been one of the most successful means of recognition for individuals we have ever seen.

We look forward to hearing from you. It helps us serve you better.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Investment Review
AGGRESSIVE GROWTH FUND

OBJECTIVE: Appreciation of capital.

TYPES OF INVESTMENTS: Common stock of companies with prospects of rapidly growing earnings.

                                         7/31/95            1/31/96
Net Assets                             $363.4 Million     $451.2 Million
Net Asset Value Per Share                  $24.49            $25.87

Average Annual Total Returns as of 1/31/96

July 31, 1995 to January 31, 1996                      12.42%*
1 Year                                                 53.90%
5 Years                                                17.40%
10 Years                                               11.62%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

[A graph is shown here which is a comparison of the change in value of a $10,000 investment, for the period of 1/31/86 to 1/31/96, with dividends and capital gains reinvested. The ending value of each item graphed is as follows: the Russell 2000 Index - $28,757 and the USAA Aggressive Growth Fund - $30,024.]

The Russell 2000 (registered trademark) Index is an unmanaged index which consists of the 2,000 smallest companies within the Russell 3000 (registered trademark) Index. Representing approximately 10% of the Russell 3000 (registered trademark) total market capitalization, it is a widely recognized small cap index.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represents past performance and is not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

Message from the Managers

[A photo of Eric Efron and John Cabell, Portfolio Managers Appears here]

Eric Efron and John Cabell

Investment Philosophy

The USAA Aggressive Growth Fund invests in revolution.

The companies underlying the equities in which we invest are agents of change. They are either initiating, or taking early advantage of, a wide range of sweeping changes that are rapidly transforming our social, political, economic and technological landscapes.

Change, which is one of the few constants in life, appears to be ever accelerating. Companies that embrace change appear to have much better prospects for survival and growth than those that resist it.

Small to midsize, youthful companies appear to be better equipped to cope with rapid change than many of their larger, more mature competitors. Unencumbered by legacy products to defend in the market place, smaller companies can be more agile, flexible and responsive to change. They are in a superior position to challenge convention and to innovate.

In this dynamic environment, smaller companies have the potential to achieve rapid growth in sales and earnings. Over time, this growth has the potential to be recognized in sharply appreciating equity prices and superior investment returns. These are the opportunities that we strive to capitalize on with this fund.

Fund Performance

Despite some weakness in small capitalization and technology stocks in December 1995 and early January 1996, the overall climate continued to be favorable for the Fund during the six months ending January 31, 1996. In addition, the market for initial public offerings1 (IPOs), in which the Fund actively invests, remained robust. While past performance is not a guarantee of future results, these factors helped the Fund generate a cumulative total return for the six-month period ending January 31, 1996, of 12.42% versus 6.03% for the Russell 2000 - a widely recognized, unmanaged small cap index consisting of the 2,000 smallest companies within the Russell 3000 Index.

Outlook
As the Fund enters 1996, we remain optimistic about the future. Admittedly, there are concerns that the economy could soften in the short term. But we think small to midsize growth equities, which account for the bulk of our investments, are equipped to fare relatively well in such an environment. If the economy does soften, interest rates are likely to decline, which, in turn, would provide support to securities' prices in general. And because smaller growth companies are better able to expand independently of overall economic trends, investor comfort levels may be higher than with larger, more cyclical equities.

We continue to focus on industries we think will expand most rapidly in the years to come - computer software, communications, healthcare, biotechnology, and specialty retailing, for example. Our eyes are not closed to opportunities in other areas, so we have diversified our investments across a broad spectrum of other industries. The companies in which we invest are on the leading edge of their respective industries and possess superior earnings growth potential.

The IPO market remains a fertile ground for new investment opportunities. New issues allow the Fund to get in on the ground floor of what we consider to be some of the most exciting and potentially rewarding growth situations both in the U.S. and abroad.

1 A company's first public stock offering.

No discussion of the Fund would be complete without a discussion of risk. Because the individual holdings in the Fund are extremely volatile, the Fund itself is volatile. We try to mitigate this volatility by holding a large number of positions across a diverse spread of industries addressing different segments of the economy.
Nevertheless, volatility remains a fact of life that cannot be avoided
- or predicted - with any degree of precision. In this context, we think it is best to keep a long-term perspective and to maintain our investment philosophy and style on a consistent basis.

See page 11 for a complete listing of the Portfolio of Investments in Securities.

Top 10
Equity Holdings
(% of Net Assets)

HBO                      1.9
Amgen                    1.7
HCIA                     1.6
St. Jude Medical         1.4
St. John Knits           1.2
Just For Feet            1.2
Tommy Hilfiger           1.2
Express Scripts,  "A"    1.1
Genzyme Corp.            1.0
ValuJet Airlines         1.0


Top 10 Industries
(% of Net Assets)

Computer Software & Service                        14.3
Healthcare - Miscellaneous                          9.8
Medical Products & Supplies                         7.7
Communication - Equipment Manufacturers             7.6
Retail - Speciality                                 7.1
Biotechnology                                       5.0
Specialized Services                                4.8
Broadcasters                                        4.1
Textiles - Apparel Manufacturers                    3.0
Electronics - Instrumentation                       2.7

Shareholder Voting Results

On October 13, 1995, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 17, 1995 were entitled to vote on each proposal. The number of votes shown below are shown for the Aggressive Growth Fund only for proposal (2) and in the aggregate for the entire USAA Mutual Fund, Inc. (the Company) for proposals (1) and (3).

(1) Proposal to elect a Board of Directors as follows:

                                       Votes           Votes
     Director                           For           Withheld
     Hansford T. Johnson*           958,654,342      22,342,020
     Michael J.C. Roth              959,226,525      21,769,837
     John W. Saunders, Jr.          958,343,963      22,652,399
     George E. Brown                953,414,718      27,581,644
     Howard L. Freeman, Jr.         959,776,745      21,219,617
     Richard A. Zucker              947,484,789      33,511,573
     Barbara B. Dreeben             945,379,515      35,616,847

Mr. C. Dale Briscoe did not stand for re-election to the Board. His term of office terminated on December 31, 1995.

* On December 4, 1995, Hansford T. Johnson announced his departure from the Board effective December 31, 1995. The Board elected M.
Staser Holcomb to succeed Mr. Johnson.

(2) Proposals to amend certain investment restrictions as follows:

	  				    NUMBER OF SHARES VOTING
				       FOR           AGAINST      ABSTAIN

Proposal to amend the 5% and          7,827,926       352,502      185,805
10% issuer diversification
restrictions to apply to 75%
of a Fund's total assets rather
than 100%.

Proposal to amend the restriction     7,525,679       610,266      230,289
relating to borrowing to allow a
Fund to borrow an amount not
exceeding 33 1/3% of its total assets
(including the amount borrowed) less
liabilities (other than borrowings)
for temporary or emergency purposes.

Proposal to amend the restriction     7,521,566       596,540      248,157
relating to lending portfolio
securities to permit a Fund to lend
up to 33 1/3% of its total assets to
other parties.

Proposal to reclassify the investment 7,612,670       490,716      262,847
restriction on illiquid securities
from fundamental to non-fundamental
and amend the restriction to permit
investments in illiquid securities,
including repurchase agreements
maturing in more than seven days,
to no more than 15% of the value
of a Fund's net assets.

Proposal to reclassify the 75%        7,649,805       456,681      259,747
restriction on investment in new
issuers from fundamental to non-
fundamental.

Proposal to reclassify the joint      7,681,633       432,643      251,957
trading account restriction from
fundamental to non-fundamental.

(3) Proposal to ratify or reject    919,046,882    22,848,992   39,100,482
the selection by the Board of
Directors of KPMG Peat Marwick LLP
as auditors for the Company for the
fiscal year ending July 31, 1995.

Aggressive Growth Fund
Statement of Assets and Liabilities
(In Thousands)

January 31, 1996
(Unaudited)
Assets
     Investments in securities, at market value (identified cost of $316,018)      $454,442
     Cash                                                                               396
     Receivables:
          Capital shares sold                                                           411
          Dividends                                                                      28
          Securities sold                                                               675
                                                                                   ---------
               Total assets                                                         455,952
                                                                                   ---------
Liabilities
     Securities purchased                                                             3,958
     Capital shares redeemed                                                            456
     USAA Investment Management Company                                                 154
     USAA Transfer Agency Company                                                        90
     Accounts payable and accrued expenses                                               54
                                                                                   ---------
               Total liabilities                                                      4,712
                                                                                   ---------
                    Net assets applicable to capital shares outstanding            $451,240
                                                                                   =========
Represented by:
     Paid-in capital                                                               $307,593
     Accumulated net investment loss                                                   (810)
     Accumulated net realized gain on investments                                     6,033
     Net unrealized appreciation of investments                                     138,424
                                                                                   ---------
                    Net assets applicable to capital shares outstanding            $451,240
                                                                                   =========
     Capital shares outstanding                                                      17,445
                                                                                   =========
     Net asset value, redemption price, and offering price per share               $  25.87
                                                                                   =========
See accompanying notes to financial statements.

Aggressive Growth Fund
Portfolio of Investments in Securities

January 31, 1996
(Unaudited)
                                                           Market
  Number                                                   Value
of Shares             Security                             (000)


                   Common Stocks (95.0%)
          Air Freight (0.7%)
 80,000   Fritz Companies, Inc.*                       $    2,805
 20,300   World Airways, Inc.*                                193
                                                       -----------
                                                            2,998
                                                       -----------

          Airlines (1.3%)
 36,000   Midwest Express Holdings, Inc.*                     954
200,000   ValuJet Airlines, Inc.*                           4,450
 47,100   Western Pacific Airlines, Inc.*                     606
                                                       -----------
                                                            6,010
                                                       -----------

          Airports (0.2%)
 30,000   Eagle USA Airfreight, Inc.*                         923
                                                       -----------

          Auto Parts (0.5%)
 30,000   Autoliv AB                                        1,451
 65,000   Special Devices, Inc.*                              959
                                                       -----------
                                                            2,410
                                                       -----------

          Beverages - Alcoholic (0.6%)
 29,300   Boston Beer Co., Inc.*                              623
 16,700   Hart Brewing, Inc.*                                 248
 10,000   Petes Brewing Co.*                                  185
 25,000   Redhook Ale Brewery, Inc.*                          656
 35,000   Robert Mondavi Corp.*                             1,050
                                                       -----------
                                                            2,762
                                                       -----------

          Biotechnology (5.0%)
 25,000   Agouron Pharmaceuticals, Inc.*                    1,050
130,000   Amgen, Inc.*                                      7,816
 20,000   Biochem Pharmaceuticals Inc.*                       880
 30,000   DepoTech Corp.*                                     578
 24,000   Ergo Science Corp.*                                 456
 60,000   Genzyme Corp.*                                    4,552
 42,500   Genzyme Tissue Repair Division*                   1,147
 25,000   Integra LifeSciences Corp.*                         281
 25,000   Myriad Genetics, Inc.*                              838
 40,000   Neurogen Corp.*                                   1,210
 30,000   Pharmacopeia, Inc.*                                 900
 15,000   Regeneron Pharmaceuticals, Inc.*                    229
 30,000   Synaptic Pharmaceutical Corp.*                      533
127,500   Techne Corp.*                                     2,311
                                                       -----------
                                                           22,781
                                                       -----------

          Broadcasters (4.1%)
 40,000   American Radio Systems Corp.*                     1,120
 50,000   Argyle Television, Inc.*                            962
 45,000   Central European Media Enterprises Ltd.*          1,080
 80,000   Clear Channel Communications, Inc.*               3,680
 80,000   EchoStar Communications Corp.*                    2,980
100,000   Evergreen Media Corp.*                            3,062
 48,000   Infinity Broadcasting Corp.*                      1,908
 50,000   PanAmSat Corp.*                                   1,250
 70,000   Sinclair Broadcast Group, Inc.*                   1,260
 45,000   Source Media, Inc.*                                 383
 30,700   Young Broadcasting, Inc.*                           856
                                                       -----------
                                                           18,541
                                                       -----------

          Brokerage Firms (0.4%)
 70,000   Charles Schwab Corp.                              1,750
                                                       -----------

          Building Materials Group (0.1%)
 35,000   Wilmar Industries, Inc.*                            586
                                                       -----------


          Chemicals - Specialty (0.2%)
 35,900   Zoltek Companies, Inc.*                             817
                                                       -----------

          Communication - Equipment Manufacturers (7.6%)
 27,000   AML Communications, Inc.*                           290
100,000   Ascend Communications, Inc.*                      3,887
 50,000   BroadBand Technologies, Inc.*                       950
 25,000   Cascade Communications Corp.*                     1,956
 90,000   Cidco, Inc.*                                      2,700
 50,000   FORE Systems, Inc.*                               2,737
 75,000   Glenayre Technologies, Inc.*                      3,000
 70,000   Global Village Communication, Inc.*               1,120
 55,000   Microcom, Inc.*                                   1,368
 40,000   Microwave Power Devices, Inc. Delaware*             440
 50,000   NICE-Systems Ltd.*                                  519
110,000   P-Com, Inc.*                                      1,540
 77,300   Performance Technologies, Inc.*                     638
 20,000   Premisys Communications, Inc.*                      880
 50,000   QualComm, Inc.*                                   2,238
 10,000   Secure Computing Corp.*                             389
 30,000   Shiva Corp.*                                      2,153
 40,000   Spectrian Corp.*                                    980
 50,000   Stratacom, Inc.*                                  3,750
  7,200   Sync Research, Inc.*                                203
 40,000   Tellabs, Inc.*                                    1,760
 22,800   Tollgrade Communications, Inc.*                     365
 15,000   VideoServer, Inc.*                                  360
  7,700   Westell Technologies, Inc.*                         182
                                                     -------------
                                                           34,405
                                                     -------------

          Computer Software & Service (14.3%)
 50,000   7th Level, Inc.*                                    562
 22,500   Advent Software, Inc.*                              433
 40,000   Affiliated Computer Services, Inc.*               1,560
 70,000   Alternative Resources Corp.*                      2,012
 60,000   America Online, Inc.*                             2,685
 30,200   Applied Microsystems Corp.*                         302
 15,000   Astea International Inc.*                           371
 70,100   Avant Corp.*                                      1,244
 45,000   Carnegie Group, Inc.*                               371
 45,000   Catalyst International, Inc.*                       551
 10,000   CBT Group ADR*                                      543
 50,000   Checkfree Corp.*                                  1,250
 12,500   Citrix Systems, Inc.*                               397
 14,800   Clarify, Inc.*                                      437
 30,000   Computron Software, Inc.*                           465
 45,000   Cooper & Chyan Technology, Inc.*                    613
 25,000   DataWorks Corp.*                                    277
 40,000   Dendrite International, Inc.*                       710
 15,000   Desktop Data, Inc.*                                 405
 30,000   Edmark Corp.*                                     1,072
 60,000   Elcom International, Inc.*                          540
 40,000   Expert Software, Inc.*                              440
 45,000   Fractal Design Corp.*                               591
 50,000   FTP Software, Inc.*                                 575
 85,000   Gemstar International Group Ltd.*                 2,784
 45,900   GT Interactive Software Corp.*                      482
 30,000   Harbinger Corp.*                                    548
 10,700   HNC Software, Inc.*                                 621
 67,500   Industrial Training Corp.*                          515
 12,800   Inference Corp.*                                    208
 70,000   Intersolv, Inc.*                                    726
 50,000   Intuit, Inc.*                                     3,081
 75,000   Learmonth + Burchett Management Systems*            741
 40,000   Lernout & Hauspie Speech Products N.V.*           1,120
 27,000   Logic Works, Inc.*                                  412
 45,000   M.A.I.D. plc*                                       518
 15,000   Maxis, Inc.*                                        401
 80,000   McAfee Associates, Inc.*                          4,000
 34,100   Mecon, Inc.*                                        597
 50,000   Mercury Interactive Corp.*                        1,037
  9,900   Meta-Software, Inc.*                                141
 17,600   MetaTools, Inc.*                                    385
 23,000   Micro Warehouse, Inc.*                              862
 75,000   MySoftware Co.*                                     450
 45,000   NETCOM On-Line Communication Services, Inc.*      1,372
100,000   NetManage, Inc.*                                  1,231
  8,000   Netscape Communications Corp.*                    1,314
 30,000   Novadigm, Inc.*                                     772
  9,500   Objective Systems Integrators, Inc.*                380
 15,000   ON Technology Corp.*                                227
100,000   Open Environment Corp.*                           1,400
  4,500   Open Text Corp.*                                     75
 70,000   PeopleSoft, Inc.*                                 3,325
 50,000   PLATINUM Technology, Inc.*                          678
 59,200   Premenos Technology Corp.*                          977
 20,000   Project Software & Development, Inc.*               710
 10,000   Pure Software Inc.*                                 258
 90,000   Rational Software Corp.*                          2,216
  7,000   Red Brick Systems, Inc.*                            236
 10,500   Scopus Technology, Inc.*                            242
 50,000   Sierra On-Line, Inc.*                             1,244
 50,000   Simware Inc.*                                       263
 40,000   Smith Micro Software, Inc.*                         280
 45,000   Software 2000, Inc.*                                478
 28,000   Spyglass, Inc.*                                   1,092
 14,400   SQA, Inc.*                                          283
 11,100   The Vantive Corp.*                                  261
 80,000   Transaction Network Services, Inc.*               2,160
 40,000   Transaction Systems Architects, Inc.*             1,385
 50,000   Triple P N.V.*                                      475
 27,000   Verity, Inc.*                                     1,026
 21,200   Visio Corp.*                                        572
 90,000   Wonderware Corp.*                                 1,440
                                                     -------------
                                                           64,407
                                                     -------------
          Computer Systems (1.3%)
 50,000   Aavid Thermal Technologies, Inc.*                   500
 30,000   IMNET Systems, Inc.*                                645
 50,000   Mylex Corp.*                                      1,019
 50,000   RadiSys Corp.*                                      562
 50,000   Sanmina Corp.*                                    2,637
 15,000   Smartflex Systems, Inc.*                            214
  9,900   Visioneer, Inc.*                                    218
                                                       -----------
                                                            5,795
                                                       -----------

          Cosmetics (0.5%)
 15,200   ESC Medical Systems Ltd.*                           385
 25,000   The Estee Lauder Companies, Inc.*                   922
 25,000   ThermoLase Corp.*                                   747
                                                     -------------
                                                            2,054
                                                     -------------
          Distribution & Pipelines (0.5%)
 50,000   Sonat Offshore Drilling, Inc.                     2,306
                                                     -------------

          Drugs (0.7%)
 20,000   Elan Corp., plc*                                  1,160
 50,000   Mylan Laboratories, Inc.                            950
 25,000   Teva Pharmaceutical Industrial Ltd.               1,120
                                                     -------------
                                                            3,230
                                                     -------------

          Electrical Equipment (0.3%)
 50,000   Charter Power Systems, Inc.                       1,325
                                                     -------------

          Electronics - Instrumentation (2.7%)
 38,300   3D Systems Corp.*                                   838
 50,000   ADE Corp.*                                          737
 55,000   Asyst Technologies, Inc.*                         1,636
 37,000   Computational Systems, Inc.*                        541
 40,000   CyberOptics Corp.*                                1,280
 45,500   ElectroStar, Inc.*                                  409
 45,000   Etec Systems, Inc.*                                 484
 35,000   Euphonix, Inc.*                                     376
 30,000   General Scanning Inc.*                              394
135,000   Intevac, Inc.*                                      996
 25,000   Mackie Designs Inc.*                                200
 26,000   National Instruments Corp.*                         471
 25,000   OnTrak Systems, Inc.*                               356
 22,500   Photon Dynamics, Inc.*                              172
 50,000   PixTech, Inc.*                                      594
 95,000   Speedfam International, Inc.*                     1,235
 20,000   ThermoSpectra Corp.*                                373
 45,000   Zygo Corp.*                                       1,243
                                                     -------------
                                                           12,335
                                                     -------------

          Electronics - Semi-Conductors (2.1%)
 50,000   Anadigics, Inc.*                                  1,075
 45,000   ESS Technology, Inc.*                               866
 40,000   Microchip Technology, Inc.*                       1,330
 25,000   Oak Technology, Inc.*                             1,250
 20,700   SDL, Inc.*                                          518
 45,000   Sheldahl, Inc.*                                     895
 27,000   Sierra Semiconductor Corp.*                         452
 54,000   Silicon Storage Technology, Inc.*                   594
 45,000   SMART Modular Technologies, Inc.*                   495
 75,000   TranSwitch Corp.*                                   806
 70,000   VLSI Technology, Inc.*                              980
                                                     -------------
                                                            9,261
                                                     -------------
          Entertainment (0.4%)
 50,000   All American Communications, Inc.*                  438
 30,000   Hollywood Entertainment Corp.*                      236
 41,700   Moovies, Inc.*                                      563
 23,000   Movie Gallery, Inc.*                                471
                                                     -------------
                                                            1,708
                                                     -------------

          Finance - Business/Commercial (0.6%)
 60,000   Amerin Corp.*                                     1,552
 50,000   Sirrom Capital Corp.                                938
                                                     -------------
                                                            2,490
                                                     -------------
          Finance - Consumer (0.9%)
 50,000   Aames Financial Corp.                             1,837
 30,000   Cityscape Financial Corp.*                          682
 50,000   Mercury Finance Co.                                 638
 46,000   WFS Financial Inc.*                                 880
                                                     -------------
                                                            4,037
                                                     -------------

          Finance - Real Estate (0.6%)
 50,000   PMI Group, Inc.                                   2,506
                                                     -------------

          Foods (0.4%)
100,000   Odwalla, Inc.*                                    1,775
                                                     -------------

          Healthcare - Diversified (1.4%)
 75,000   PhyCor, Inc.*                                     3,600
 52,000   PhyMatrix Corp.*                                  1,118
 50,000   Physician Sales & Service, Inc.*                  1,425
                                                     -------------
                                                            6,143
                                                     -------------

          Healthcare - HMO (1.1%)
 45,000   CompDent Corp.*                                   1,586
 14,300   First Commonwealth, Inc.*                           365
 25,000   Raytel Medical Corp.*                               275
 40,000   RTW, Inc.*                                        1,210
 35,000   United Dental Care, Inc.*                         1,409
                                                     -------------
                                                            4,845
                                                     -------------
          Healthcare - Miscellaneous (9.8%)
 45,200   AMISYS Managed Care Systems, Inc.*                  904
 70,000   Cerner Corp.*                                     1,601
 65,000   CRA Managed Care, Inc.*                           1,966
 10,400   Enterprise Systems, Inc.*                           303
 87,500   Express Scripts, Inc. "A"*                        4,769
100,000   HBO & Co.                                         8,400
130,000   HCIA, Inc.*                                       7,247
 11,000   HPR Inc.*                                           385
 20,700   IDX Systems Corp.*                                  678
 30,000   InPhyNet Medical Management Inc.*                   750
 40,200   Neuromedical Systems, Inc.*                         960
100,000   Orthodontic Centers of America, Inc.*             2,275
 10,000   PAREXEL International Corp.*                        353
 50,000   Pediatrix Medical Group, Inc.*                    1,675
100,000   Phamis, Inc.*                                     2,613
 27,000   Pharmaceutical Product Development, Inc.*           702
 60,000   Physician Reliance Network, Inc.*                 2,730
 30,000   Physicians Resource Group, Inc.*                    630
 90,000   Renal Treatment Centers, Inc.*                    4,117
 25,000   Total Renal Care Holdings, Inc.*                    694
 43,000   Veterinary Centers America, Inc.*                   661
                                                     -------------
                                                           44,413
                                                     -------------

          Homebuilding (0.1%)
 30,000   Palm Harbor Homes, Inc.*                            628
                                                     -------------

          Hospitals (1.4%)
 60,000   Community Health Systems, Inc.*                   2,310
100,000   HEALTHSOUTH Rehabilitation Corp.*                 3,225
 27,100   National Surgery Centers, Inc.*                     759
                                                     -------------
                                                            6,294
                                                     -------------

          Hotel/Motel (1.1%)
 25,000   Extended Stay America, Inc.*                        775
 60,000   Felcor Suite Hotels, Inc.                         1,792
 43,200   Renaissance Hotel Group N.V.*                     1,085
 50,000   Studio Plus Hotels, Inc.*                         1,488
                                                     -------------
                                                            5,140
                                                     -------------

          Household Products (0.3%)
 40,000   USA Detergents, Inc.*                             1,440
                                                     -------------

          Housing - Manufactured (0.1%)
 24,000   Belmont Homes, Inc.*                                411
                                                     -------------

          Insurance Brokers (0.2%)
 40,000   Risk Capital Holdings, Inc.*                        815
                                                     -------------

          Insurance - Property/Casualty (0.7%)
 25,000   CapMAC Holdings Inc.*                               569
 50,000   HCC Insurance Holdings, Inc.*                     2,450
 25,000   Titan Holdings, Inc.                                337
                                                     -------------
                                                            3,356
                                                     -------------

          Leisure Time (1.0%)
 40,000   Morrow Snowboards, Inc.*                            450
100,000   Ride, Inc.*                                       2,000
 60,000   West Marine, Inc.*                                2,055
                                                     -------------
                                                            4,505
                                                     -------------

          Manufacturing - Diversified Industries (0.5%)
 21,500   Culligan Water Technologies, Inc.*                  607
 70,000   United States Filter Corp.*                       1,803
                                                     -------------
                                                            2,410
                                                     -------------

          Medical Products & Supplies (7.7%)
 55,000   AmeriSource Health Corp.*                         1,719
100,000   Apria Healthcare Group, Inc.*                     2,625
 40,000   Arrow International, Inc.                         1,780
 30,000   Endosonics Corp.*                                   413
 25,000   Exogen, Inc.*                                       531
100,000   Gulf South Medical Supply*                        2,950
 28,600   Heartstream, Inc.*                                  454
 40,000   Henry Schein, Inc.*                               1,180
 18,700   Hologic, Inc.*                                      902
 25,000   IDEXX Laboratories, Inc.*                         1,256
 41,800   InStent, Inc.*                                      826
 80,000   Lumisys Inc.*                                     1,190
 70,000   Molecular Devices Corp.*                            831
 20,000   NeoPath, Inc.*                                      515
 70,000   Omnicare, Inc.                                    3,255
 30,000   OrthoLogic Corp.*                                   621
 50,000   Perclose, Inc.*                                   1,175
 50,000   Possis Medical, Inc.*                               762
 45,000   Quest Medical, Inc.*                                574
 50,000   Rochester Medical Corp.*                            744
 40,000   Serologicals Corp.*                                 710
 30,000   SONUS Pharmaceuticals, Inc.*                        379
 40,000   Spine-Tech, Inc.*                                 1,060
140,000   St. Jude Medical, Inc.*                           6,177
 25,000   Sybron Corp.*                                       606
 49,000   UroMed Corp.*                                       655
 30,000   VidaMed, Inc.*                                      315
 20,000   Vitalink Pharmacy Services, Inc.*                   370
                                                     -------------
                                                           34,575
                                                     -------------

          Nursing Care (0.3%)
 62,000   Pediatric Services of America, Inc.*              1,240
                                                     -------------

          Office Equipment & Supplies (0.5%)
 90,000   Corporate Express, Inc.*                          2,374
                                                     -------------

          Oil - Exploration & Production (0.1%)
 30,000   Swift Energy Co.*                                   360
                                                     -------------

          Oil & Gas Drilling (0.3%)
 80,000   Falcon Drilling Co., Inc.*                        1,200
                                                     -------------

          Oil Well Equipment & Service (0.7%)
 11,500   Core Laboratories N.V.*                             131
 26,000   Energy Ventures, Inc.*                              627
 92,000   Input/Output, Inc.*                               2,231
 15,000   Smith International Inc.*                           353
                                                     -------------
                                                            3,342
                                                     -------------

          Pollution Control (0.1%)
 25,000   Continental Waste Industries, Inc.*                 297
                                                     -------------

          Publishing (0.2%)
 55,600   World Color Press, Inc.*                          1,105
                                                     -------------

          Restaurants (1.5%)
 30,000   Boston Chicken, Inc.*                             1,020
 40,000   Logans Roadhouse, Inc.*                             690
 90,000   Papa John's International, Inc.*                  3,758
 25,800   Rainforest Cafe, Inc.*                              722
 43,800   Schlotzsky's, Inc.*                                 460
                                                     -------------
                                                            6,650
                                                     -------------

          Retail - General Merchandising (0.2%)
 30,000   Dollar Tree Stores, Inc.*                         1,058
                                                     -------------

          Retail - Specialty (7.1%)
 23,700   Alrenco, Inc.*                                      332
 50,000   Baby Superstore, Inc.*                            2,425
 50,000   Barnes & Noble, Inc.*                             1,344
 40,300   Borders Group, Inc.*                                851
 90,000   Creative Computers, Inc.*                         1,103
100,000   Fastenal Co.                                      3,388
 40,000   Gadzooks, Inc.*                                     995
 65,000   Garden Ridge Corp.*                               2,145
 60,500   Global DirectMail Corp.*                          1,686
 25,000   Home Depot, Inc.                                  1,150
172,500   Just For Feet, Inc.*                              5,369
 20,000   K&G Men's Center, Inc.*                             220
 40,000   Msc Industrial Direct, Inc.*                      1,030
100,000   Nine West Group, Inc.*                            3,462
 20,000   O' Reilly Automotive, Inc.*                         605
 80,000   OfficeMax, Inc.*                                  1,840
 70,000   PETSMART, Inc.*                                   2,135
 50,000   Renters Choice, Inc.*                               819
 40,000   U.S. Office Products Co.*                           940
                                                     -------------
                                                           31,839
                                                     -------------
          Shoes (0.6%)
 50,000   Eastbay, Inc.*                                      750
 70,000   Kenneth Cole Productions, Inc.*                   1,181
 25,500   Wolverine World Wide, Inc.                          647
                                                     -------------
                                                            2,578
                                                     -------------

          Specialized Services (4.8%)
 40,000   AccuStaff Inc.*                                   1,840
100,000   ACT Manufacturing, Inc.*                          1,050
 25,400   APAC TeleServices, Inc.*                          1,162
 36,000   Apollo Group, Inc.*                               1,341
 75,000   Business Resource Group*                            263
 19,400   CKS Group, Inc.*                                    698
 75,000   Computer Learning Centers, Inc.*                    656
 17,000   COREStaff, Inc.*                                    638
 51,800   DST Systems, Inc.*                                1,573
 25,000   F.Y.I. Inc.*                                        475
 45,000   Learning Tree International, Inc.*                  788
 22,500   META Group, Inc.*                                   630
 40,000   NHP Inc.*                                           725
 30,000   Norwood Promotional Products, Inc.*                 600
100,000   Personnel Group Of America, Inc.*                 1,612
 70,000   PSINet Inc.*                                        928
 35,000   Romac International, Inc.*                          823
 50,000   SITEL Corp.*                                      1,662
 37,000   Sylvan Learning Systems, Inc.*                    1,239
 90,000   TechForce Corp.*                                    866
100,000   Telescan, Inc.*                                     725
 40,000   US Order, Inc.*                                     790
 20,000   UUNET Technologies, Inc.*                           775
                                                     -------------
                                                           21,859
                                                     -------------

          Telecommunications (1.1%)
 75,000   Equalnet Holding Corp.*                             586
 80,000   Metrocall, Inc.*                                  1,600
 80,000   MIDCOM Communications, Inc.*                      1,060
 50,000   MobileMedia Corp.*                                1,056
 50,000   Orion Network Systems, Inc.*                        706
                                                     -------------
                                                            5,008
                                                     -------------

          Telephones (1.9%)
100,000   Brightpoint, Inc.*                                1,775
 38,200   Omnipoint Corp.*                                    792
130,000   Paging Network, Inc.*                             3,315
 70,000   ProNet, Inc.*                                     1,654
 90,000   T Netix Inc.*                                       990
                                                     -------------
                                                            8,526
                                                     -------------

          Textiles - Apparel Manufacturers (3.0%)
 70,000   Cutter & Buck, Inc.*                                682
 30,000   Gucci Group N. V.*                                1,219
  5,000   Nautica Enterprises, Inc.*                          195
 25,000   Sirena Apparel Group, Inc.*                         147
128,500   St. John Knits, Inc.                              5,927
140,000   Tommy Hilfiger Corp.*                             5,320
                                                     -------------
                                                           13,490
                                                     -------------

          Truckers (0.1%)
 33,000   Knight Transportation, Inc.*                        495
                                                     -------------

          Miscellaneous (1.1%)
 30,000   Oakley, Inc.*                                      1,103
100,000   Stewart Enterprises, Inc.                          3,800
                                                     --------------
                                                             4,903
                                                     --------------
               Total common stocks (cost: $290,088)        428,511
                                                     --------------

                   Short-Term (5.7%)
Principal                                                               Market
 Amount                                        Coupon                   Value
 (000)                                          Rate      Maturity      (000)

           Commercial Paper
$ 8,338    Ford Motor Credit Co.                5.26%     2/01/96       $  8,338
 12,165    General Motors Acceptance Corp.      5.60      2/05/96         12,158
  5,436    Prudential Funding Corp.             5.44      2/02/96          5,435
                                                                        --------
               Total short-term (cost: $25,930)                           25,931
                                                                        --------
               Total investments (cost: $316,018)                       $454,442
                                                                        ========

*Non-income producing.

Aggressive Growth Fund
Notes to Portfolio of Investments in Securities

January 31, 1996
(Unaudited)


General Notes

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


See accompanying notes to financial statements.


Aggressive Growth Fund
Statement of Operations
(In Thousands)

Six-month period ended January 31, 1996
(Unaudited)
Net investment income:
     Income:
          Dividends                                    $     153
          Interest                                           597
                                                       ----------
               Total income                                  750
                                                       ----------
     Expenses:
          Management fees                                    872
          Transfer agent's fees                              481
          Custodian's fees                                    67
          Postage                                             53
          Shareholder reporting fees                          18
          Directors' fees                                      2
          Registration fees                                   39
          Audit fees                                          15
          Legal fees                                           2
          Other                                                6
                                                       ------------
               Total expenses                              1,555
                                                       ------------
                   Net investment loss                      (805)
                                                       ------------
Net realized and unrealized gain on investments:
     Net realized gain                                    18,407
     Change in net unrealized appreciation/depreciation   29,389
                                                       -----------
                    Net realized and unrealized gain      47,796
                                                       -----------
Increase in net assets resulting from operations       $  46,991
                                                       ===========

See accompanying notes to financial statements.

Aggressive Growth Fund
Statements of Changes in Net Assets
(In Thousands)

Six-month period ended January 31, 1996
and Year ended July 31, 1995
(Unaudited)


                                                                          1/31/96                7/31/95

From operations:
     Net investment loss                                                 $    (805)           $    (800)
     Net realized gain on investments                                        18,407               21,824
     Net realized gain on capital gain distributions of closed-end funds          -                  509
     Change in net unrealized appreciation/depreciation of investments      29,389               101,239
                                                                          ----------          -----------
          Increase in net assets resulting from operations                   46,991              122,772
                                                                          ----------           ----------
Distributions to shareholders from:
     Net realized gains                                                     (25,025)             (22,048)
                                                                          -----------          -----------
From capital share transactions:
     Shares sold                                                            114,673               85,382
     Shares issued for dividends reinvested                                  23,005               21,904
     Shares redeemed                                                        (71,794)             (93,573)
                                                                          -----------          -----------
          Increase in net assets from capital share transactions             65,884               13,713
                                                                          -----------          -----------
Net increase in net assets                                                   87,850              114,437
Net assets:
     Beginning of period                                                    363,390              248,953
                                                                          -----------          ------------
     End of period                                                       $  451,240            $ 363,390
                                                                         ============          ============

Undistributed net investment loss included in net assets:
     Beginning of period                                                 $       (5)           $      (5)
                                                                         =============         ===========
     End of period                                                       $     (810)           $      (5)
                                                                         ==============        ===========

Change in shares outstanding:
     Shares sold                                                              4,603                4,378
     Shares issued for dividends reinvested                                     902                1,197
     Shares redeemed                                                         (2,900)              (4,766)
                                                                         -------------         -----------
          Increase in shares outstanding                                      2,605                  809
                                                                         =============         ===========
Authorized shares of $.01 par value                                          25,000               25,000
                                                                         =============         ===========
See accompanying notes to financial statements.

Aggressive Growth Fund
Notes to Financial Statements
(In Thousands)

January 31, 1996
(Unaudited)

(1) Summary of Significant Accounting Policies

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of seven separate funds. The information presented in this semiannual report pertains only to the Aggressive Growth Fund (the Fund). The Fund's investment objective is appreciation of capital.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis.
Discounts and premiums on short-term securities are amortized over the life of the respective securities. Amortization of market discounts on long-term securities is recognized as interest income upon disposition of the security to the extent there is a gain on disposition.

(2) Lines of Credit

The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 14, 1997, one with USAA Capital Corporation, an affiliate of the Manager
($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.
Subject to availability under these agreements, the Fund may borrow up to a maximum of 25% of its total assets at the lending institution's borrowing rate plus a markup to cover costs. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 1996.

(3) Distributions

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year.

(4) Investment Transactions

Purchases and sales of securities, excluding short-term securities, for the six-month period ended January 31, 1996 were $151,408 and $120,389, respectively.

Gross unrealized appreciation and depreciation of investments as of January 31, 1996 was $152,621 and $14,197, respectively.

(5) Transactions with Manager

A. Management fees - The investment policy of the Fund and the management of the Fund's portfolio is carried out by USAA Investment Management Company (the Manager). The Fund's management fees are computed as a percentage of its annual average net assets, which on an annual basis is equal to .50% of the first $200,000, .40% of that portion over $200,000 but not over $300,000, and .33% of the portion over $300,000.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting agreement - The Company has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other remuneration for such services.

(6) Transactions with Affiliates

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 1996, the Association and its affiliates owned 2,119 shares (12.1%) of the Fund.

Aggressive Growth Fund

Notes to Financial Statements (continued)

January 31, 1996
(Unaudited)

(7) Financial Highlights

Per share operating performance for a share outstanding throughout each period is as follows:

                              Six-month        Year          Ten-month
                            period ended       ended       period ended
                             January 31,      July 31,        July 31,            Year ended September 30,
                               1996            1995             1994           1993         1992          1991
Net asset value at
     beginning of period    $  24.49        $   17.74        $  20.40         $  18.85      $ 20.60      $ 12.34
Net investment income
     (loss)                     (.05)(b)         (.05)(b)        (.02)(b)          .02         (.01)(b)      .03
Net realized and
     unrealized gain (loss)     3.04             8.35           (1.37)            3.67        (1.73)        8.33
Distributions from net
     investment income             -                -            (.02)               -         (.01)        (.10)
Distributions of realized
     capital gains             (1.61)           (1.55)          (1.25)           (2.14)           -            -
                           -------------    --------------   -------------    -----------  ------------  ---------
Net asset value at
     end of period          $  25.87        $   24.49        $  17.74        $   20.40      $ 18.85      $ 20.60
                           =============    ==============   ==============  =============  ============  =========

Total return (%) *             12.42            49.98           (7.31)           21.32        (8.45)       68.22
Net assets at
     end of period (000)    $451,240        $  363,390       $248,953        $ 277,198      $234,967     $208,084
Ratio of expenses to
     average net assets (%)      .77(a)            .86            .83(a)           .86           .82          .87
Ratio of net investment
     income (loss) to
     average net assets (%)     (.40 )(a)         (.28)          (.10 )(a)         .10          (.05)         .17
Portfolio turnover (%)         30.95            138.32          98.99           113.01         74.08        50.12
Average commission
     rate paid per share    $    .050

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b)  Calculated using weighted average shares.

* Assumes reinvestment of all dividend income and capital gain distributions during the period.